JPMORGAN TRUST IV

270 Park Avenue

New York, NY 10017

July 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust IV (the “Trust”) on behalf of
the funds (the “Funds”) listed on Appendix A hereto
File Nos. 333-208312 and 811-23117

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statements of Addition Information for the Funds listed on Appendix A and the prospectuses for such Funds except JPMorgan High Yield Opportunities Fund do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 54 (Amendment 55 under the Investment Company Act of 1940) filed electronically on June 28, 2018.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

July 5, 2018

JPMorgan Trust IV

Appendix A

J.P. Morgan Income Funds

JPMorgan Flexible Long / Short Fund

JPMorgan High Yield Opportunities Fund

J.P. Morgan Money Market Funds

JPMorgan Institutional Tax Free Money Market Fund

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

J.P. Morgan SMA Funds

JPMorgan Core Focus SMA Fund

JPMorgan Municipal SMA Fund